COMMITMENTS AND CONTINGENT LIABILITIES (Legal proceedings and contingencies) (Details) $ in Thousands, € in Millions, ₪ in Millions, $ in Millions					12 Months Ended
	Jan. 15, 2021 EUR (€)	Jan. 15, 2021 USD ($)	Jan. 04, 2018 ILS (₪)	Jan. 04, 2018 USD ($)	Dec. 31, 2023 USD ($) Claim	Dec. 31, 2022 ILS (₪) Claim	Dec. 31, 2022 USD ($) Claim	Dec. 31, 2021 USD ($) Claim	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Apr. 27, 2014 ILS (₪)	Apr. 27, 2014 USD ($)
Loss Contingencies [Line Items]
Number of claims filed | Claim					63,000	87,000	87,000	73,000
Total liability imposed					$ (4,770)		$ 568	$ 3,283
Partially received litigation amount						₪ 7.0	2,100
Loss contingency liability, current							17,595			$ 16,106
Loss contingency liability, non-current							19,572			11,814
Settlement amount for claims	€ 7.2	$ 8,900	₪ 9.0	$ 2,557
Terms of extension agreement					5 years
USA [Member]
Loss Contingencies [Line Items]
Insurance receivable										20,000
Canada [Member]
Loss Contingencies [Line Items]
Insurance receivable									$ 20
Health Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | Claim					150
Individual Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | Claim					9
New Silicosis Claim [Member]
Loss Contingencies [Line Items]
Estimate of possible loss											₪ 216.0	$ 56,180
Legal settelments and loss contingencies					$ 4,847		597
Loss contingency liability							35,980			25,717
Loss contingency liability, current							16,408			14,509
Loss contingency liability, non-current							19,572			11,208
Insurance receivable							$ 7,306			$ 8,361